Stock-based compensation (Summary of Status of Company's Stock Option Activity) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
Dec. 31, 2013
Employee Stock Option [Member]
Shares
Outstanding at December 31, 2012
Granted	766,578
Exercised
Cancelled, expired, or forfeited
Outstanding at December 31, 2013	766,578
Exercisable at December 31, 2013	31,923
Weighted-Average Exercise Price
Outstanding at December 31, 2012
Granted	$ 5.00
Exercised
Cancelled, expired, or forfeited
Outstanding at December 31, 2013	$ 5.00
Exercisable at December 31, 2013	$ 5.00
Weighted-Average Remaining Contractual Term
Outstanding at December 31, 2013	9 years 9 months 18 days
Exercisable at December 31, 2013	9 years 9 months 18 days
Aggregate Intrinsic Value
Outstanding at December 31, 2013	$ 574,934
Exercisable at December 31, 2013	$ 23,942